NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 3,027,573	$ 432,937	¥ 2,077,157	¥ 1,876,989
Revenue from LiDAR products
Disaggregation of Revenue
Net revenues	2,973,340		1,946,775	1,735,254
Other product revenues
Disaggregation of Revenue
Net revenues	9,579		19,259	29,636
Engineering design, development and validation service and solution revenue
Disaggregation of Revenue
Net revenues	36,118		100,290	100,493
Other service revenues
Disaggregation of Revenue
Net revenues	¥ 8,536		¥ 10,833	¥ 11,606